Supplement to the
Fidelity® Dynamic Buffered Equity ETF, Fidelity® Hedged Equity ETF, and Fidelity® Yield Enhanced Equity ETF
April 5, 2024
Prospectus

Mitch Livstone no longer serves as Co-Portfolio Manager of each fund.
HBE-PSTK-0425-100 1.9919851.100	April 1, 2025